Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory [Abstract]
Inventory
Note 3:  Inventory

Inventory is comprised of the following at:

	December 31, 2011	September 30, 2011

Raw materials – corn	$3,168,540	$1,737,842
Supplies and chemicals	2,361,991	2,167,919
Work in process	2,019,622	2,026,188
Finished goods	4,896,902	5,266,198
Total	$12,447,055	$11,198,147

Note 3:    Inventory

Inventory is comprised of the following at:

	September 30, 2011	September 30, 2010

Raw materials – corn	$1,737,842	$3,796,261
Supplies and chemicals	2,167,919	1,716,922
Work in process	2,026,188	1,484,157
Finished goods	5,266,198	1,015,813
Total	$11,198,147	$8,013,153